S000058704 [Member] Performance Management - AB Impact Municipal Income Shares	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
•	how the Fund’s performance changed from year to year over the life of the Fund; and
•	how the Fund’s average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
The performance information does not take into account charges associated with a separate account or wrap fee program or other investment program. If such charges were included, an investor’s return would be lower. The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	how the Fund’s performance changed from year to year over the life of the Fund; andhow the Fund’s average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
Bar Chart Narrative [Text Block]	Through June 30, 2025, the year-to-date unannualized return for the Fund’s shares was -1.70%.
Bar Chart [Heading]	Bar Chart
Bar Chart Closing [Text Block]	Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 10.34%, 4th quarter, 2023; and Worst Quarter was down -6.73%, 1st quarter, 2022.
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2024)
AB Impact Municipal Income Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	(1.70%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.73%)
Lowest Quarterly Return, Date	Mar. 31, 2022